STOCK BASED COMPENSATION -Service, Performance and Market Condition Option Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation
Stock-based compensation expense		$ 1,219	$ 78	$ 4,823	$ 180	$ 32	$ 272
Options outstanding (in shares)		3,767,571		3,767,571		1,202,979	262,427
Stock Options that Contain Service, Performance and Market Conditions
Stock-based compensation
Options vested (in shares)				79,778
Stock-based compensation expense		$ 700		$ 800
Options outstanding (in shares)		0		0
Former Interim Chief Financial Officer | Stock Options that Contain Service, Performance and Market Conditions
Stock-based compensation
Options vested (in shares)	79,723
General and administrative
Stock-based compensation
Stock-based compensation expense		$ 724	$ 39	$ 2,736	$ 92	$ 32	$ 132
General and administrative | Former Interim Chief Financial Officer | Stock Options that Contain Service, Performance and Market Conditions
Stock-based compensation
Stock-based compensation expense		$ 600		$ 600